Contingent Transactions	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Contingent Transactions
4.	CONTINGENT TRANSACTIONS
In order to meet specific financial needs of customers, the Bank’s credit policy also includes, among others, the granting of guarantees, securities, bonds, letters of credit and documentary credits. The Bank is also exposed to overdrafts and unused agreed credits on credit cards of the Bank. Since they imply a contingent obligation for the Bank, they expose the Bank to credit risks other than those recognized in the Statement of financial position and, therefore, they are an integral part of the total risk of the Bank.
As of December 31, 2023 and 2022, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2023	12/31/2022
Undrawn commitments of credit cards and checking accounts	1,384,680,279	2,083,040,564
Guarantees granted	185,041,419	22,448,824
Responsibilities for foreign trade operations	40,110,366
Overdraft and unused agreed commitments	36,582,600	1,909,845

Subtotal	1,646,414,664	2,107,399,233

Less: Allowance for ECL	(2,176,655)	(2,403,512)

Total	1,644,238,009	2,104,995,721

Disclosures related to the allowance for ECL are detailed in item 9.5 of Note 9 “Loss allowance for expected credit losses on credit exposures not measured at fair value through profit or loss”.
Risks related to the contingent transactions described above have been evaluated and are controlled within the framework of the Bank’s credit risk policy, as described in Note 52.